FINANCIAL INSTRUMENTS (Details 17) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 7,616,658	$ 8,004,446
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,819,427	1,594,291
Term loan credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	273,686	272,664
RCF Credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	0	225,040
Term loan credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	212,301	0
Term loan credit [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	0	212,619
Syndicate ECA Banco BNP Paribas [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 323,417	$ 414,428